COMMERCIAL PROPERTY REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of components of commercial property revenue
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Base rent	$3,153	$3,462	$3,613
Straight-line rent	25	25	133
Lease termination	27	68	27
Other lease income(1)	662	662	627
Other revenue from tenants(2)	982	946	997
Total commercial property revenue	$4,849	$5,163	$5,397
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15.

Disclosure of maturity analysis of operating lease payments	Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year	$2,933	$2,776
1-5 years	9,266	9,029
More than 5 years	8,559	8,522
Total	$20,758	$20,327